Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of restricted stock units award activity	The following table summarizes the Company’s share-based compensation expense:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Share-based compensation (a)	$8,014	$10,401	$24,273	$31,480
Intrinsic value of awards vested	$—	$—	$2,867	$2,422

(a)
The balances shown includes $
0
and $
2,293
which was reclassified to Restructuring charges in the condensed consolidated statements of operations for the three and nine months ended March 31, 2023, respectively, and $
1,612
for the three and nine months ended March 31, 2022, as detailed in Note 5. Restructuring Charges.

MSGE SPINCO, INC [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of restricted stock units award activity
The following table summarizes activity related to MSG Entertainment’s restricted stock units (“RSUs”) held by the Company’s direct employees for Fiscal Year 2022:

	Number of		Weighted-Average Fair Value Per Share At Date of Grant
	Nonperformance Based Vesting RSUs	Performance Stock Units
Unvested award balance as of June 30, 2021	67	81	$74.42
Granted	62	56	$79.14
Vested	(22)	(8)	$77.25
Forfeited	(6)	(9)	$75.81

Unvested award balance as of June 30, 2022	101	120	$76.46

Summary of additional information about restricted stock units
The following table summarizes additional information about restricted stock units:

	For the Fiscal Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020
Weighted average grant date fair value per share of awards granted	$79.14	$72.81	$74.50
Intrinsic value of awards vested	$2,424	$1,396	$101